Quarterly Holdings Report
for
Fidelity Freedom® 2055 Fund
December 31, 2024
FF55-NPRT3-0325
1.927052.113
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	7,091,723	68,506,040
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	713,208	5,256,345
Fidelity Series Emerging Markets Debt Fund (b)	7,365,038	58,183,803
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,008,475	17,172,459
Fidelity Series Floating Rate High Income Fund (b)	1,217,668	10,959,011
Fidelity Series High Income Fund (b)	7,193,211	61,933,543
Fidelity Series International Credit Fund (b)	203,551	1,679,293
Fidelity Series International Developed Markets Bond Index Fund (b)	12,176,318	105,690,437
Fidelity Series Long-Term Treasury Bond Index Fund (b)	76,377,573	405,564,912
Fidelity Series Real Estate Income Fund (b)	1,122,518	11,023,129
TOTAL BOND FUNDS (Cost $902,337,228)		745,968,972

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	17,673,324	221,270,011
Fidelity Series Blue Chip Growth Fund (b)	31,458,228	624,131,236
Fidelity Series Commodity Strategy Fund (b)	264,466	22,786,376
Fidelity Series Growth Company Fund (b)	47,372,079	1,135,508,732
Fidelity Series Intrinsic Opportunities Fund (b)	17,611,337	187,208,517
Fidelity Series Large Cap Stock Fund (b)	48,618,009	1,115,783,305
Fidelity Series Large Cap Value Index Fund (b)	20,693,050	337,503,654
Fidelity Series Opportunistic Insights Fund (b)	28,094,514	679,606,287
Fidelity Series Small Cap Core Fund (b)	3,051,977	37,264,640
Fidelity Series Small Cap Discovery Fund (b)	9,683,135	105,352,508
Fidelity Series Small Cap Opportunities Fund (b)	17,413,981	254,766,542
Fidelity Series Stock Selector Large Cap Value Fund (b)	54,966,489	753,040,898
Fidelity Series Value Discovery Fund (b)	44,570,318	690,839,936
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,808,095,687)		6,165,062,642

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	21,206,470	332,517,449
Fidelity Series Emerging Markets Fund (b)	31,550,755	273,860,553
Fidelity Series Emerging Markets Opportunities Fund (b)	60,877,788	1,115,281,077
Fidelity Series International Growth Fund (b)	48,598,331	847,068,904
Fidelity Series International Small Cap Fund (b)	9,593,849	155,420,358
Fidelity Series International Value Fund (b)	71,494,577	852,215,362
Fidelity Series Overseas Fund (b)	63,185,526	849,213,466
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,962,788,501)		4,425,577,169

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.56 to 4.58	50,000	49,918
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	2,390,000	2,390,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	9,820,000	9,795,684
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	13,330,000	13,286,144
US Treasury Bills 0% 1/9/2025 (d)	4.58	790,000	789,353
US Treasury Bills 0% 2/27/2025 (d)	4.45	1,230,000	1,221,924
US Treasury Bills 0% 2/6/2025 (d)	4.47 to 4.48	200,000	199,179
US Treasury Bills 0% 3/13/2025 (d)	4.30 to 4.33	990,000	981,954
US Treasury Bills 0% 3/27/2025 (d)	4.28	2,900,000	2,871,649
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,577,840)			31,585,805

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $7,337,127)	4.36	7,335,660	7,337,127

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $9,712,136,383)	11,375,531,715
NET OTHER ASSETS (LIABILITIES) - 0.1%	6,404,811
NET ASSETS - 100.0%	11,381,936,526

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	858	Mar 2025	97,275,750	(3,220,615)	(3,220,615)
ICE MSCI Emerging Markets Index Contracts (United States)	3,231	Mar 2025	173,472,390	(6,009,485)	(6,009,485)

TOTAL EQUITY CONTRACTS					(9,230,100)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,852	Mar 2025	201,405,000	(1,709,989)	(1,709,989)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2,272	Mar 2025	258,653,000	(8,218,363)	(8,218,363)

TOTAL INTEREST RATE CONTRACTS					(9,928,352)

TOTAL PURCHASED					(19,158,452)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	718	Mar 2025	213,093,425	6,918,032	6,918,032

TOTAL FUTURES CONTRACTS					(12,240,420)
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,268,808.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,330,885	236,681,406	239,674,979	585,493	(185)	-	7,337,127	7,335,660	0.0%
Total	10,330,885	236,681,406	239,674,979	585,493	(185)	-	7,337,127	7,335,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5,228,969	79,346,845	15,792,106	1,375,003	71,439	(349,107)	68,506,040	7,091,723
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,442,805	540,591	569,480	186,402	(5,197)	(152,374)	5,256,345	713,208
Fidelity Series All-Sector Equity Fund	206,387,102	30,424,070	28,198,221	14,468,852	4,042,994	8,614,066	221,270,011	17,673,324
Fidelity Series Blue Chip Growth Fund	571,377,160	144,182,134	152,811,063	56,304,478	24,178,077	37,204,928	624,131,236	31,458,228
Fidelity Series Canada Fund	311,910,294	53,659,408	40,638,433	9,906,239	7,966,649	(380,469)	332,517,449	21,206,470
Fidelity Series Commodity Strategy Fund	73,767,262	26,684,601	73,682,205	2,782,128	(40,625,635)	36,642,354	22,786,377	264,466
Fidelity Series Emerging Markets Debt Fund	56,326,523	7,646,952	6,173,571	2,450,724	242,069	141,830	58,183,803	7,365,038
Fidelity Series Emerging Markets Debt Local Currency Fund	17,953,017	1,783,981	1,728,276	792,952	19,548	(855,811)	17,172,459	2,008,475
Fidelity Series Emerging Markets Fund	293,615,811	28,203,217	46,407,737	7,657,442	2,915,224	(4,465,962)	273,860,553	31,550,755
Fidelity Series Emerging Markets Opportunities Fund	1,184,417,076	119,514,381	225,702,392	22,817,920	2,110,470	34,941,542	1,115,281,077	60,877,788
Fidelity Series Floating Rate High Income Fund	10,690,005	1,458,651	1,130,049	750,791	7,295	(66,891)	10,959,011	1,217,668
Fidelity Series Government Money Market Fund	159,362	10,090,721	10,250,083	116,268	-	-	-	-
Fidelity Series Growth Company Fund	1,066,506,659	280,691,919	279,458,992	133,778,540	42,102,930	25,666,216	1,135,508,732	47,372,079
Fidelity Series High Income Fund	57,557,235	11,227,672	7,923,966	3,070,465	203,870	868,732	61,933,543	7,193,211
Fidelity Series International Credit Fund	1,668,907	80,701	90,063	80,700	(787)	20,535	1,679,293	203,551
Fidelity Series International Developed Markets Bond Index Fund	-	112,520,334	4,236,889	1,793,784	7,123	(2,600,131)	105,690,437	12,176,318
Fidelity Series International Growth Fund	886,314,987	133,467,330	117,677,666	35,033,561	17,161,916	(72,197,663)	847,068,904	48,598,331
Fidelity Series International Small Cap Fund	165,528,332	25,336,507	23,881,073	14,796,349	2,139,877	(13,703,285)	155,420,358	9,593,849
Fidelity Series International Value Fund	893,383,186	122,815,895	118,611,556	38,370,316	15,719,900	(61,092,063)	852,215,362	71,494,577
Fidelity Series Intrinsic Opportunities Fund	200,687,559	43,797,396	36,877,906	22,630,412	(2,175,986)	(18,222,546)	187,208,517	17,611,337
Fidelity Series Investment Grade Bond Fund	-	17,339,396	17,434,653	49,491	95,257	-	-	-
Fidelity Series Large Cap Stock Fund	1,005,085,008	202,501,956	143,454,445	85,384,132	27,358,787	24,291,999	1,115,783,305	48,618,009
Fidelity Series Large Cap Value Index Fund	315,463,209	69,395,227	54,694,128	9,856,677	7,431,416	(92,070)	337,503,654	20,693,050
Fidelity Series Long-Term Treasury Bond Index Fund	536,305,226	63,094,322	169,903,000	12,585,892	(50,902,213)	26,970,577	405,564,912	76,377,573
Fidelity Series Opportunistic Insights Fund	635,548,831	124,155,076	132,014,255	43,246,435	18,463,098	33,453,537	679,606,287	28,094,514
Fidelity Series Overseas Fund	888,662,668	102,107,383	103,514,707	18,883,744	16,631,009	(54,672,887)	849,213,466	63,185,526
Fidelity Series Real Estate Income Fund	10,710,003	1,288,292	1,141,906	580,423	32,893	133,847	11,023,129	1,122,518
Fidelity Series Short-Term Credit Fund	1,058,808	-	1,053,434	1,215	22,092	(27,466)	-	-
Fidelity Series Small Cap Core Fund	28,002,859	13,267,181	4,578,409	451,966	405,236	167,773	37,264,640	3,051,977
Fidelity Series Small Cap Discovery Fund	87,032,521	49,513,015	17,395,065	9,371,161	992,820	(14,790,783)	105,352,508	9,683,135
Fidelity Series Small Cap Opportunities Fund	294,536,771	72,605,319	102,974,479	26,100,353	7,301,634	(16,702,703)	254,766,542	17,413,981
Fidelity Series Stock Selector Large Cap Value Fund	703,773,123	194,671,981	132,273,172	69,769,060	16,752,585	(29,883,620)	753,040,897	54,966,489
Fidelity Series Value Discovery Fund	628,569,162	190,913,509	116,302,746	27,028,069	13,237,255	(25,577,244)	690,839,936	44,570,318
	11,143,670,440	2,334,325,963	2,188,576,126	672,471,944	133,903,645	(86,715,139)	11,336,608,783	763,447,486

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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